RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2021
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

Net amounts due to related parties consisted of the following as of September 30, 2021 and 2020:

		As of September 30,
Accounts	Name of related parties	2021	2020
Related party payables	Shareholder, HUANG Jian Cong	$974,216	$1,187,339
Related party payables	Other Affiliates of the Company	98,119	128,464
Due from Related Parties	Other Affiliates of the Company	—	47,135